                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1810

                             Oppenheimer Global Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                    Shares          Value
                                                 -----------   --------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--16.7%
AUTOMOBILES--2.0%
Bayerische Motoren Werke (BMW) AG                  1,434,669   $   54,163,461
Bayerische Motoren Werke (BMW) AG, Preference      1,951,951       47,098,968
Toyota Motor Corp.                                 1,585,112       59,924,042
                                                               --------------
                                                                  161,186,471
HOTELS, RESTAURANTS & LEISURE--3.4%
Aristocrat Leisure Ltd.                            1,849,255        5,619,744
Carnival Corp.                                     4,413,032      113,723,835
International Game Technology                      1,568,061       24,932,170
McDonald's Corp.                                   2,135,300      122,758,397
Shuffle Master, Inc.(1)                            2,278,700       15,062,207
                                                               --------------
                                                                  282,096,353
HOUSEHOLD DURABLES--1.6%
Sony Corp.                                         4,936,028      127,509,579
                                                               --------------
MEDIA--3.6%
Dish TV India Ltd.(1)                             10,934,339        8,728,094
Grupo Televisa SA, Sponsored GDR                   6,264,488      106,496,296
Sirius XM Radio, Inc.(1)                          48,231,723       20,739,641
Walt Disney Co. (The)                              4,856,500      113,302,145
Wire & Wireless India Ltd.(1)                      9,118,771        3,778,470
Zee Entertainment Enterprises Ltd.                12,047,984       44,577,918
                                                               --------------
                                                                  297,622,564
SPECIALTY RETAIL--2.4%
Industria de Diseno Textil SA                      2,343,820      112,352,636
Tiffany & Co.                                      3,262,678       82,741,514
                                                               --------------
                                                                  195,094,150
TEXTILES, APPAREL & LUXURY GOODS--3.7%
Bulgari SpA                                        7,053,660       38,020,804
Burberry Group plc                                 5,877,179       41,024,127
LVMH Moet Hennessey Louis Vuitton                  2,076,340      158,456,990
Tod's SpA                                          1,155,554       66,025,708
                                                               --------------
                                                                  303,527,629
CONSUMER STAPLES--10.9%
BEVERAGES--3.5%
Companhia de Bebidas das Americas, Sponsored
ADR, Preference                                    1,362,110       88,305,591
Diageo plc                                         3,557,139       51,001,870
Fomento Economico Mexicano SA de CV, UBD          28,469,738       91,820,080
Grupo Modelo SA de CV, Series C(1)                14,037,376       50,144,717
                                                               --------------
                                                                  281,272,258
FOOD & STAPLES RETAILING--3.1%
Seven & I Holdings Co. Ltd.                        1,571,463       36,868,332
Tesco plc                                         16,808,690       97,783,143
Wal-Mart Stores, Inc.                              2,514,300      121,792,692
                                                               --------------
                                                                  256,444,167


                           1 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                    Shares          Value
                                                 -----------   --------------
FOOD PRODUCTS--2.0%
Cadbury plc                                        7,769,044   $   66,208,723
Nestle SA                                            688,894       25,944,082
Unilever plc                                       3,006,490       70,434,854
                                                               --------------
                                                                  162,587,659
HOUSEHOLD PRODUCTS--2.3%
Colgate-Palmolive Co.                              1,464,800      103,619,952
Reckitt Benckiser Group plc                        1,890,079       86,010,209
                                                               --------------
                                                                  189,630,161
ENERGY--5.0%
ENERGY EQUIPMENT & SERVICES--2.5%
Technip SA                                         2,152,970      105,829,966
Transocean Ltd.(1)                                 1,384,558      102,858,814
                                                               --------------
                                                                  208,688,780
OIL, GAS & CONSUMABLE FUELS--2.5%
Husky Energy, Inc.                                 2,851,166       79,739,010
Total SA                                           2,259,642      122,387,930
                                                               --------------
                                                                  202,126,940
FINANCIALS--13.3%
CAPITAL MARKETS--3.5%
3i Group plc                                       9,285,554       37,151,810
Credit Suisse Group AG                             3,997,298      182,472,947
UBS AG(1)                                          5,484,857       67,087,340
                                                               --------------
                                                                  286,712,097
COMMERCIAL BANKS--3.4%
HDFC Bank Ltd.                                       510,000       15,802,297
HSBC Holdings plc                                 13,762,462      115,325,280
Societe Generale, Cl. A                              945,313       51,566,988
Sumitomo Mitsui Financial Group, Inc.              2,368,500       95,778,323
                                                               --------------
                                                                  278,472,888
CONSUMER FINANCE--1.3%
SLM Corp.(1)                                      10,355,624      106,352,258
                                                               --------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Investor AB, B Shares                              5,706,846       88,029,227
                                                               --------------
INSURANCE--4.0%
AFLAC, Inc.                                        2,501,700       77,777,853
Allianz SE                                         1,102,707      101,628,092
Prudential plc                                    10,373,209       70,567,789
Sony Financial Holdings, Inc.                          5,504       15,150,559
XL Capital Ltd., Cl. A                             5,474,500       62,737,770
                                                               --------------
                                                                  327,862,063
HEALTH CARE--7.0%
BIOTECHNOLOGY--1.3%
Basilea Pharmaceutica AG(1)                          111,244        9,496,002
InterMune, Inc.(1)                                 1,239,900       18,846,480
NicOx SA(1)                                          925,372       11,588,701
Regeneron Pharmaceuticals, Inc.(1)                   781,162       13,998,423


                           2 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                    Shares          Value
                                                 -----------   --------------
BIOTECHNOLOGY CONTINUED
Seattle Genetics, Inc.(1)                          2,717,868   $   26,417,677
Theravance, Inc.(1)                                1,945,545       28,482,779
                                                               --------------
                                                                  108,830,062
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Swiss Medical SA(1,2,3)                              960,000       19,490,718
Zimmer Holdings, Inc.(1)                             243,600       10,377,360
                                                               --------------
                                                                   29,868,078
HEALTH CARE PROVIDERS & SERVICES--2.0%
Aetna, Inc.                                        3,652,799       91,502,615
WellPoint, Inc.(1)                                 1,447,965       73,686,939
                                                               --------------
                                                                  165,189,554
PHARMACEUTICALS--3.3%
Roche Holding AG                                   1,395,485      189,695,030
Sanofi-Aventis SA                                  1,271,093       74,661,089
Schering-Plough Corp.                                287,900        7,232,048
                                                               --------------
                                                                  271,588,167
INDUSTRIALS--13.0%
AEROSPACE & DEFENSE--3.7%
Boeing Co. (The)                                     914,684       38,874,070
Empresa Brasileira de Aeronautica SA, ADR          3,262,096       54,020,310
European Aeronautic Defense & Space Co.            5,184,348       84,016,315
Lockheed Martin Corp.                                668,710       53,931,462
Raytheon Co.                                       1,585,884       70,460,826
                                                               --------------
                                                                  301,302,983
AIR FREIGHT & LOGISTICS--0.8%
TNT NV                                             3,373,603       65,524,085
                                                               --------------
BUILDING PRODUCTS--1.6%
Assa Abloy AB, Cl. B                               9,407,901      131,094,652
                                                               --------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Secom Co. Ltd.                                     1,461,800       59,293,918
                                                               --------------
ELECTRICAL EQUIPMENT--1.2%
Emerson Electric Co.                               1,732,320       56,127,168
Mitsubishi Electric Corp.                          6,372,000       40,093,572
                                                               --------------
                                                                   96,220,740
INDUSTRIAL CONGLOMERATES--4.6%
3M Co.                                             1,795,600      107,915,560
Koninklijke (Royal) Philips Electronics NV         4,183,951       77,367,284
Siemens AG                                         2,715,537      188,266,741
                                                               --------------
                                                                  373,549,585
MACHINERY--0.4%
Fanuc Ltd.                                           473,700       37,796,816
                                                               --------------
INFORMATION TECHNOLOGY--29.6%
COMMUNICATIONS EQUIPMENT--7.5%
Juniper Networks, Inc.(1)                          8,225,192      194,114,531
Tandberg ASA                                       2,385,736       40,163,281
Telefonaktiebolaget LM Ericsson, B Shares         38,306,247      374,683,230
                                                               --------------
                                                                  608,961,042


                           3 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                    Shares          Value
                                                 -----------   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.0%
Corning, Inc.                                      6,099,698   $   97,961,150
Hoya Corp.                                         3,730,416       74,692,114
Keyence Corp.                                        343,276       69,859,919
Kyocera Corp.                                        582,600       43,703,425
Murata Manufacturing Co. Ltd.                      2,090,304       88,596,518
Nidec Corp.                                          626,008       37,827,751
                                                               --------------
                                                                  412,640,877
INTERNET SOFTWARE & SERVICES--1.7%
eBay, Inc.(1)                                      8,054,608      137,975,435
                                                               --------------
IT SERVICES--3.2%
Automatic Data Processing, Inc.                    3,104,000      110,005,760
Infosys Technologies Ltd.                          4,123,793      152,925,963
                                                               --------------
                                                                  262,931,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
Altera Corp.                                       4,761,918       77,524,025
Linear Technology Corp.                            1,353,130       31,595,586
Maxim Integrated Products, Inc.                    4,837,955       75,907,514
MediaTek, Inc.                                     6,975,111       82,971,415
Taiwan Semiconductor Manufacturing Co. Ltd.       47,362,920       78,676,258
                                                               --------------
                                                                  346,674,798
SOFTWARE--8.0%
Adobe Systems, Inc.(1)                             4,413,154      124,892,258
Intuit, Inc.(1)                                    5,431,930      152,963,149
Microsoft Corp.                                    6,930,902      164,747,541
Nintendo Co. Ltd.                                    218,200       60,049,540
SAP AG                                             3,675,302      147,459,615
                                                               --------------
                                                                  650,112,103
TELECOMMUNICATION SERVICES--2.8%
WIRELESS TELECOMMUNICATION SERVICES--2.8%
KDDI Corp.                                            20,394      108,389,765
Turkcell Iletisim Hizmetleri AS, ADR               2,962,911       41,065,946
Vodafone Group plc                                39,293,399       75,764,381
                                                               --------------
                                                                  225,220,092
UTILITIES--0.9%
ELECTRIC UTILITIES--0.9%
Fortum OYJ                                         3,384,980       77,023,097
                                                               --------------
Total Common Stocks (Cost $8,669,907,284)                       8,117,013,051

                                                  Principal
                                                    Amount
                                                 -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15
   (Cost $11,942,000)                            $11,942,000        8,807,225

                                                   Shares
                                                 -----------
INVESTMENT COMPANIES--0.7%
JPMorgan U.S. Treasury Plus Money Market
   Fund, Agency Shares, 0.00%(4, 5)                4,169,727        4,169,727

                                                    Shares          Value
                                                 -----------   --------------
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.48%(3,5)                              47,840,250   $   47,840,250
                                                               --------------
Total Investment Companies (Cost $52,009,977)                      52,009,977
Total Investments, at Value                                     8,177,830,253
   (Cost $8,733,859,261)                               100.0%
Other Assets Net of Liabilities                          0.0        1,893,745
                                                 -----------   --------------
Net Assets                                             100.0%  $8,179,723,998
                                                 ===========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2009 was $19,490,718, which represents 0.24% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                     ACQUISITION                                  UNREALIZED
SECURITY                DATES            COST         VALUE      DEPRECIATION
----------------   ---------------   -----------   -----------   ------------
Swiss Medical SA   5/19/94-7/10/02   $30,390,000   $19,490,718    $10,899,282

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                           4 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                 SHARES                                     SHARES
                             SEPTEMBER 30,      GROSS          GROSS       JUNE 30,
                                  2008        ADDITIONS      REDUCTIONS      2009
                             -------------  -------------  -------------  ----------
OFI Liquid Assets Fund, LLC          --     1,510,019,029  1,510,019,029          --
Oppenheimer Institutional
   Money Market Fund, Cl. E          --       655,350,305    607,510,055  47,840,250
Swiss Medical SA                960,000                --             --     960,000

                                Value       Income
                             -----------  ----------
OFI Liquid Assets Fund, LLC  $        --  $3,665,987(a)
Oppenheimer Institutional
   Money Market Fund, Cl. E   47,840,250     145,856
Swiss Medical SA              19,490,718          --
                             -----------  ----------
                             $67,330,968  $3,811,843
                             ===========  ==========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(4.) Interest rate is less than 0.0005%.

(5.) Rate shown is the 7-day yield as of June 30, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:


                           5 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                    LEVEL 2--
                                                      OTHER         LEVEL 3--
                                   LEVEL 1--       SIGNIFICANT     SIGNIFICANT
                                  UNADJUSTED       OBSERVABLE     UNOBSERVABLE
                                 QUOTED PRICES       INPUTS          INPUTS           VALUE
                                --------------   --------------   ------------   --------------
ASSETS TABLE INVESTMENTS, AT
   VALUE:
Common Stocks
   Consumer Discretionary       $  966,021,187   $  401,015,559    $        --   $1,367,036,746
   Consumer Staples                853,065,913       36,868,332             --      889,934,245
   Energy                          182,597,824      228,217,896             --      410,815,720
   Financials                      706,592,172      380,836,361             --    1,087,428,533
   Health Care                     544,396,442       11,588,701     19,490,718      575,475,861
   Industrials                     577,948,133      486,834,646             --    1,064,782,779
   Information Technology        1,508,235,808      911,060,170             --    2,419,295,978
   Telecommunication Services      225,220,092               --             --      225,220,092
   Utilities                        77,023,097               --             --       77,023,097
Convertible Corporate Bonds
   and Notes                                --        8,807,225             --        8,807,225
Investment Companies                52,009,977               --             --       52,009,977
                                --------------   --------------    -----------   --------------
Total Assets                    $5,693,110,645   $2,465,228,890    $19,490,718   $8,177,830,253
                                ==============   ==============    ===========   ==============

     Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings        Value       Percent
-------------------   --------------   -------
United States         $2,832,019,036     34.6%
Japan                    955,534,173     11.7
United Kingdom           711,272,186      8.7
France                   608,507,979      7.4
Sweden                   593,807,109      7.3
Germany                  538,616,877      6.6
Switzerland              474,695,401      5.8
Mexico                   248,461,093      3.0
India                    225,812,742      2.8
Taiwan                   161,647,673      2.0
The Netherlands          142,891,369      1.7
Brazil                   142,325,901      1.7
Spain                    112,352,636      1.4
Italy                    104,046,512      1.3
Canada                    79,739,010      1.0
Finland                   77,023,097      0.9
Cayman Islands            62,737,770      0.8
Turkey                    41,065,946      0.5
Norway                    40,163,281      0.5
Argentina                 19,490,718      0.2
Australia                  5,619,744      0.1
                      --------------    -----
Total                 $8,177,830,253    100.0%
                      ==============    =====


                           6 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized


                           7 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets


                           8 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the


                           9 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS June 30, 2009  / Unaudited

change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of June 30, 2009, the Fund had no outstanding forward contracts.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $8,789,913,576
                                 ===============
Gross unrealized appreciation    $ 1,150,607,452
Gross unrealized depreciation     (1,762,855,452)
                                 ---------------
Net unrealized depreciation      $  (612,248,000)
                                 ===============


                          10 | Oppenheimer Global Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009